Earnings per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per Share

7 Earnings per Share

The computation of earnings per share (EPS) is presented in the following table:

	2018	2017	2016
Net income (loss)	2,258	2,272	259
Less: Net income (loss) attributable to non-controlling interests	50	57	59
Net income (loss) attributable to stockholders	2,208	2,215	200

Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands)	325,781	338,646	338,477
Plus incremental shares from assumed conversion of:
Options 1)	1,145	4,517	5,582
Restricted Share Units, Performance Share Units and Equity Rights 2)	1,680	2,639	3,548
Warrants 3)	-	-	-
Dilutive potential common share	2,825	7,156	9,130
Adjusted weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands) 1)	328,606	345,802	347,607

EPS attributable to stockholders in $:
Basic net income (loss)	6.78	6.54	0.59
Diluted net income (loss)	6.72	6.41	0.58

1)

Stock options to purchase up to 0.1 million shares of NXP’s common stock that were outstanding in 2018 (2017: 0.1 million shares; 2016: 1.4 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the exercise price was greater than the average fair market value of the common stock or the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense and exercise prices was greater than the weighted average number of shares underlying outstanding stock options.

2)

Unvested RSU’s, PSU’s and equity rights of 0.9 million shares that were outstanding in 2018 (2017: 0.7 million shares; 2016: 0.9 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense was greater than the weighted average number of outstanding unvested RSU’s, PSU’s and equity rights or the performance goal has not been met.

3)

Warrants to purchase up to 11.2 million shares of NXP’s common stock at a price of $132.55 per share were outstanding in 2018 (2017: 11.2 million shares at a price of $133.32; 2016: 11.2 million shares at a price of $133.32). Upon exercise, the warrants will be net share settled. At the end of 2018, 2017 and 2016, the warrants were not included in the computation of diluted EPS because the warrants’ exercise price was greater than the average fair market value of the common shares.